Other Liabilities - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 13, 2013
Other Liabilities [Line Items]
Maximum number of days after determination of valuation within which the securities should be offered	5 days	5 days	5 days
Accrued unbilled legal , research and development expenses		$ 73,178
Commonwealth Biotechnology, Inc. [Member]
Other Liabilities [Line Items]
Payment of claim against CBI's Amended Plan	$ 52,500	$ 52,500	$ 52,500	$ 52,500